Segment reporting - Major customers (Details)	12 Months Ended
	Dec. 31, 2024 customer	Dec. 31, 2023	Dec. 31, 2022
Geographical information
Number of major customers	2
Maximum
Geographical information
Number of major customers	5
Customer A
Geographical information
Revenue percentage	61.00%	60.00%	62.00%
Customer B
Geographical information
Revenue percentage	15.00%	17.00%	17.00%